Related Party Transactions - Earnings Generated from Participation in The Cool Pool (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Total operating revenues	$ 211,032	$ 125,564
Due from (to) related party	11,205		$ 43,985
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	39,666	44,461
Due from (to) related party	11,205		$ 43,985
Non-collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(11,994)	(10,107)
Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(8,092)	(8,600)
Collaborative Arrangement
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(18,933)	(30,897)
Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Voyage and charterhire expenses	(18,933)	(30,897)
Time and Voyage Charter
Related Party Transaction [Line Items]
Total operating revenues	68,031	76,433
Time and Voyage Charter | Non-collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues	43,332	64,605
Time Charter
Related Party Transaction [Line Items]
Total operating revenues	23,359	19,353
Time Charter | Collaborative Arrangement | The Cool Pool
Related Party Transaction [Line Items]
Total operating revenues	$ 23,359	$ 19,353